STOCKHOLDERS' DEFICIT - Standby Equity Purchase Agreement (Details)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($) item tranche D installment $ / shares shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 USD ($) installment	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) installment $ / shares	Dec. 31, 2023 USD ($)	Oct. 31, 2024 USD ($)	Oct. 02, 2024 USD ($)
Class of Stock
Conversion Price | $ / shares	$ 1				$ 1
Payment of structured fee				$ 788,000	$ 1,015,114	$ 0
Number of shares issued as a consideration for commitment fee (in shares) | shares		1,134,246
Common stock fair value							$ 133,750	$ 133,750
Standby equity purchase agreement | YA II PN, LTD (Yorkville) | Convertible promissory notes
Class of Stock
Amount of pre-paid advance	$ 4,500,000				$ 4,500,000
Discount percentage (% on principal amount)	8.00%
Number of tranches in issue of convertible promissory notes | tranche	2
Number of trading volume days prior to requesting an Advance (in days) | item	5
Market price multiplier (being the % of of the lowest VWAP during a three-day pricing period)	97.00%
Conversion Price | $ / shares	$ 2				$ 2
SEPA Convertible Note, floor price (in $ per share) | $ / shares	$ 0.1418
Maximum ownership percentage allowed post each advance conversion (%)	4.99%
Maximum ownership percentage allowed post aggregate advances conversion (%)	19.99%
Payment of structured fee	$ 25,000
Total commitment fee	$ 375,000
Percentage of commitment fee					0.50%
Number of shares issued as a consideration for commitment fee (in shares) | shares	264,456
Common stock fair value	$ 187,500				$ 187,500
Percentage of commitment fee paid in cash					1.00%
Maximum threshold amount of pre-paid advance on which company can repay advances or loans to related lenders	$ 1,000,000				$ 1,000,000
Percentage of net proceeds from new financing transaction, use to repay existing debt obligation from Yorkville	20.00%
Percentage of net proceeds from Forward Purchase Agreement (FPA), use to repay existing debt obligation from Yorkville	100.00%
Right of participation term from effective date of SEPA (in months)	12 months
Right of participation, percentage of amount of financing transaction	25.00%
Minimum cash balance to be maintained	$ 833,000	$ 2,499,000	$ 2,499,000		$ 833,000
Minimum cash balance to be maintained - number of next installments of note | installment	3		3		3
Standby equity purchase agreement | YA II PN, LTD (Yorkville) | Convertible promissory notes | Maximum
Class of Stock
Minimum cash balance to be maintained	$ 2,000,000	$ 2,000,000	$ 2,000,000		$ 2,000,000
Standby equity purchase agreement | YA II PN, LTD (Yorkville) | Convertible promissory notes | Scenario, Late payment of debt obligation
Class of Stock
SEPA Convertible Note, purchase price (being the % of the lowest daily VWAP of common stock on Nasdaq during the 10 consecutive Trading Days)	93.00%
Number of consecutive trading days prior to conversion date (in days) | D	10
Standby equity purchase agreement | YA II PN, LTD (Yorkville) | Convertible promissory notes (Tranche One)
Class of Stock
Amount of pre-paid advance	$ 2,500,000				2,500,000
Standby equity purchase agreement | YA II PN, LTD (Yorkville) | Convertible promissory notes (Tranche Two)
Class of Stock
Amount of pre-paid advance	$ 2,000,000				2,000,000
Standby equity purchase agreement | YA II PN, LTD (Yorkville) | Purchased Put Option
Class of Stock
Derivative term (in years)	3 years
Standby equity purchase agreement | YA II PN, LTD (Yorkville) | Purchased Put Option | Convertible promissory notes
Class of Stock
Maximum equity commitment, being right but not obligation to sell share	$ 25,000,000				$ 25,000,000